SCHEDULE OF PROPERTY PLANT AND EQUIPMENT LOCATED IN OPERATING SEGMENT (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Total	$ 6,311	$ 2,035
UK [member]
IfrsStatementLineItems [Line Items]
Total		647
US [member]
IfrsStatementLineItems [Line Items]
Total	$ 6,311	$ 1,388